Financial risk management objectives and policies - Narrative (Details) ¥ in Thousands, ¥ in Millions, $ in Millions			12 Months Ended
	Apr. 12, 2024 EUR (€)	Apr. 14, 2020 CAD ($)	Mar. 30, 2025 CAD ($)	Mar. 31, 2024 CAD ($)	Apr. 02, 2023 CAD ($)	Mar. 30, 2025 CNY (¥)	Mar. 30, 2025 JPY (¥)	Mar. 31, 2024 JPY (¥)	Jun. 30, 2023 USD ($)	Oct. 30, 2020 CAD ($)	Oct. 30, 2020 USD ($)	Oct. 07, 2020 USD ($)
Disclosure of credit risk exposure [line items]
Current deposits from customers			$ 10,000,000.0	$ 22,900,000
Trade accounts receivable factored limit | €	€ 20,000,000.0
Exchange rate of cash received for trade accounts receivable	100.00%
Trade accounts receivable factor fee rate	1.15%
Proceeds from sale of trade accounts receivable			100,000	46,300,000
Trade accounts receivable factor fee expense (less than)			0	400,000
Trade accounts receivable derecognized but serviced			0	600,000
Interest rate swap contract | Floating interest rate
Disclosure of credit risk exposure [line items]
Average rate of hedging instrument									1.76%
Foreign exchange risk
Disclosure of credit risk exposure [line items]
Unrealized gains (losses) on foreign exchange contracts not treated as hedges			5,700,000	1,700,000	$ 4,500,000
Fair value hedges | Foreign currency risk | Forward contract
Disclosure of credit risk exposure [line items]
Borrowings											$ 270.0
Hedging instrument, term										5 years	5 years
Notional amount of derivative										$ 368,500,000
Cash flow hedges | Foreign exchange risk | Long-dated forward exchange contract
Disclosure of credit risk exposure [line items]
Unrealized gains (losses) on foreign exchange contracts not treated as hedges			17,800,000	(1,300,000)	$ 17,500,000
Third party | Credit risk
Disclosure of credit risk exposure [line items]
Accounts receivable, insurance lossess, deductible amount			100,000
Accounts receivable, insurance losses, maximum annual amount insured			30,000,000.0
Accounts receivable insured under the agreement			10,700,000	14,800,000
Third party | Credit risk | Canada Goose Japan, K.K.
Disclosure of credit risk exposure [line items]
Accounts receivable, insurance losses, maximum annual amount insured | ¥							¥ 540,000
Accounts receivable insured under the agreement			$ 900,000	300,000			¥ 90,700	¥ 32,500
Accounts receivable, insurance losses, percentage deductible			10.00%			10.00%	10.00%
Accounts receivable, insurance losses, minimum account receivables | ¥							¥ 100
Third party | Maximum | Credit risk
Disclosure of credit risk exposure [line items]
Accounts receivable, insurance losses, coverage percentage			90.00%			90.00%	90.00%
Short-term borrowings
Disclosure of credit risk exposure [line items]
Line of credit facility, maximum borrowing capacity		$ 10,000,000.0
Line of credit facility, maximum term		12 months
Line of credit, annual percentage		1.00%
Line of credit, outstanding amount			$ 8,800,000
Short-term borrowings | Mainland China Facilities
Disclosure of credit risk exposure [line items]
Line of credit, outstanding amount			10,200,000
Mainland China Facilities
Disclosure of credit risk exposure [line items]
Borrowings			$ 100,500,000			¥ 510.0
Borrowings, interest rate			3.10%			3.10%	3.10%
Japan Facility
Disclosure of credit risk exposure [line items]
Line of credit facility, maximum borrowing capacity			$ 38,200,000				¥ 4,000,000
Term Loan
Disclosure of credit risk exposure [line items]
Borrowings			$ 412,000,000.0	$ 392,500,000								$ 300.0
Term Loan | Interest rate risk
Disclosure of credit risk exposure [line items]
Borrowings, interest rate			7.94%			7.94%	7.94%
Term Loan | Interest rate risk | Interest rate swap contract
Disclosure of credit risk exposure [line items]
Hedging instrument, term										5 years	5 years
Notional amount of derivative									$ 300.0		$ 270.0